Property and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Canadian Personal And Business Banking [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 215	$ 106
Canadian Commercial Banking and Wealth Management [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	5	102
U.S. Commercial Banking and Wealth Management [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	23	23
Capital Markets and Direct Financial Services [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	9
Disposals		18
Corporate and Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		$ 367
Disposals	$ 199